OTHER CURRENT LIABILITIES OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2017	2016
Deferred and prepaid charter revenue	3,936	4,326
Obligations under capital leases - current portion	9,031	3,649
Employee taxes	18	151
Other items	1,739	756
	14,724	8,882